Significant accounting policies- Useful lives (Details)	12 Months Ended
Dec. 31, 2023
Customer-related intangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangibles	5 years
Technology-based intangible assets [member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangibles	3 years
Technology-based intangible assets [member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangibles	10 years
Computer software [member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangibles	6 years
Computer software [member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, intangibles	10 years
Buildings, furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property	10 years
Data processing system
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property	5 years